Financial Instruments (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through profit or loss	$ 42,918	$ 28,682
Contract assets	106,774	287,042	$ 286,251
Other payables	77,864	46,058
Other financial liabilities	0	1,132
Financial risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through profit or loss	42,918	28,682
Other payables	68,037	42,395
Financial risk [member] | Increase 3% Effect on Pre-tax profit
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through profit or loss	389	435
Contract assets	3,203	8,611
Loans to investee entities	199	735
Loans to non-controlling interests	170	197
Other payables	(34)	(26)
Loans from banks and other financial institutions	(15,570)	(11,999)
Other financial liabilities	(78)	(89)
Financial assets (liabilities) due to change in the index rate	(11,721)	(2,136)
Financial risk [member] | Carrying Value [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through profit or loss	12,974	14,506
Contract assets	106,773	287,042
Loans to investee entities	6,622	24,495
Loans to non-controlling interests	5,680	6,561
Other payables	(1,143)	(858)
Loans from banks and other financial institutions	(790,403)	(761,897)
Other financial liabilities	(2,584)	(2,956)
Financial assets (liabilities) due to change in the index rate	(662,081)	(433,107)
Financial risk [member] | Decrease 3% Effect on Pre-tax profit
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through profit or loss	(389)	(435)
Contract assets	(3,203)	(8,611)
Loans to investee entities	(199)	(735)
Loans to non-controlling interests	(170)	(197)
Other payables	34	26
Loans from banks and other financial institutions	15,491	9,749
Other financial liabilities	78	89
Financial assets (liabilities) due to change in the index rate	$ (11,642)	$ (114)